PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5.                   PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	At December 31,
	2011	2012
	$	$

Buildings	112,360,504	169,769,630
Plant and machinery	708,782,109	886,430,211
Motor vehicles	2,530,905	3,414,460
Electronic equipment, furniture and fixtures	79,305,774	94,749,383
	902,979,292	1,154,363,684
Less: Accumulated depreciation	(185,542,927)	(294,156,922)
	717,436,365	860,206,762
Construction in progress	202,290,269	33,133,243
Property, plant and equipment, net	919,726,634	893,340,005

Depreciation of property, plant and equipment was $52,279,855, $69,837,152 and $110,221,637 for the years ended December 31, 2010, 2011 and 2012, respectively.

Construction in progress primarily represents the construction of new plants that include several new production lines and the machinery under installation.

As of December 31, 2011 and 2012, the Company has pledged property, plant and equipment with a total carrying amount of $360,873,347 and $564,244,909, respectively, to secure bank borrowings (see Note 10).